Investments in associates and joint ventures (Basic information of material associates and joint ventures) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sichuan Hydropower [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 1,469,800,000
Business nature and scope of operation	Development, investment, construction, operation and management of hydropower
Percentage of equity interest held, Direct	49.00%
SECL [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 4,757,389,916
Business nature and scope of operation	Energy and investment in related industries
Percentage of equity interest held, Direct	25.02%
The fair value of the Company's shares	¥ 9,640,000	¥ 7,248,000
Hanfeng Power [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 1,975,000,000
Business nature and scope of operation	Power generation
Percentage of equity interest held, Direct	40.00%
Huaneng Finance [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 5,000,000,000
Business nature and scope of operation	Provision of financial service, including fund deposit and lending services, finance lease arrangements, notes discounting and entrusted loans and investment arrangements within Huaneng Group
Percentage of equity interest held, Direct	20.00%
Huaneng Group Fuel Company [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 3,000,000,000
Business nature and scope of operation	Wholesale of coal, import and export of coal
Percentage of equity interest held, Direct	50.00%
Hainan Nuclear [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 5,141,810,000
Business nature and scope of operation	Construction and operation of nuclear power plants; production and sales of electricity and related products
Percentage of equity interest held, Direct	30.00%
Shanghai Time Shipping [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 1,200,000,000
Business nature and scope of operation	International and domestic sea transportation
Percentage of equity interest held, Direct	50.00%
Jiangsu Nantong Power [member]
Summarized financial information of investments in associates and joint ventures [line items]
Country of incorporation	PRC
Registered capital	¥ 1,596,000,000
Business nature and scope of operation	Operation and management of power generation plants and transportation related projects
Percentage of equity interest held, Indirect	35.00%